Convertible note - Changes in convertible notes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement
Liabilities at beginning of period	¥ 672,250
Liabilities at end of period	527,035	¥ 672,250
Convertible note 2020
Fair value measurement
Liabilities at beginning of period	64,565	38,059	¥ 34,190
Converted into shares	(45,175)
Unrealised exchange difference			(371)
Change in fair value	116	26,506	4,240
Repayment during the year	(45,175)
Liabilities at end of period	19,506	64,565	38,059
Fair value changes for the year included in consolidated statement of comprehensive income (loss) for liabilities held at the year end	¥ 116	¥ 26,506	¥ 4,240